Payables, Accruals and Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Payables Accruals And Provisions [abstract]
Schedule of Payables, Accruals and Provisions

The components of payables, accruals and provisions include the following:

	December 31,
(millions of U.S. dollars)	2025	2024
Trade payables	147	176
Accruals	826	799
Provisions (see note 23)	66	63
Other current liabilities	51	53
Total payables, accruals and provisions	1,090	1,091